Submission	Aug. 01, 2024
Submission [Line Items]
Central Index Key	0001722608
Registrant Name	iQIYI, Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES